STOCK-BASED COMPENSATION PLAN	12 Months Ended
Jan. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLAN
STOCK-BASED COMPENSATION PLANS
Fixed Stock Option Compensation Plans
Under the Equity Incentive Plan (EIP), the Company granted up to 18.0 million shares of its Common Stock, plus any shares available for future awards under the 1995 Stock Incentive Plan, to the Company’s employees, including executive officers and independent contractors.  The EIP permitted the Company to grant equity awards in the form of stock options, stock appreciation rights and restricted stock.  The exercise price of each stock option granted equaled the market price of the Company’s stock at the date of grant.  The options generally vested over a three-year period and have a maximum term of 10 years.  This plan was terminated on June 16, 2011 and replaced with the Company’s Omnibus Incentive Plan (Omnibus Plan).
The Executive Officer Equity Incentive Plan (EOEP) was available only to the Chief Executive Officer and certain other executive officers.  These officers no longer received awards under the EIP.  The EOEP allowed the Company to grant the same types of equity awards as the EIP.  These awards generally vested over a three-year period, with a maximum term of 10 years for stock options.  This plan was terminated on June 16, 2011 and replaced with the Omnibus Plan.
Stock appreciation rights may be awarded alone or in tandem with stock options.  When the stock appreciation rights are exercisable, the holder may surrender all or a portion of the unexercised stock appreciation right and receive in exchange an amount equal to the excess of the fair market value at the date of exercise over the fair market value at the date of the grant.  No stock appreciation rights have been granted to date.
Any restricted stock or RSUs awarded are subject to certain general restrictions.  The restricted stock shares or units may not be sold, transferred, pledged or disposed of until the restrictions on the shares or units have lapsed or have been removed under the provisions of the plan.  In addition, if a holder of restricted shares or units ceases to be employed by the Company, any shares or units in which the restrictions have not lapsed will be forfeited.
The 2003 Non-Employee Director Stock Option Plan (NEDP) provided non-qualified stock options to non-employee members of the Company's Board of Directors.  The stock options were functionally equivalent to the options issued under the EIP discussed above.  The exercise price of each stock option granted equaled the closing market price of the Company’s stock on the date of grant.  The options generally vested immediately.  This plan was terminated on June 16, 2011 and replaced with the Omnibus Plan.
The 2003 Director Deferred Compensation Plan permits any of the Company's directors who receive a retainer or other fees for Board or Board committee service to defer all or a portion of such fees until a future date, at which time they may be paid in cash or shares of the Company's common stock, or receive all or a portion of such fees in non-statutory stock options.  Deferred fees that are paid out in cash will earn interest at the 30-year Treasury Bond Rate.  If a director elects to be paid in common stock, the number of shares will be determined by dividing the deferred fee amount by the closing market price of a share of the Company's common stock on the date of deferral.  The number of options issued to a director will equal the deferred fee amount divided by 33% of the price of a share of the Company's common stock.  The exercise price will equal the fair market value of the Company's common stock at the date the option is issued.  The options are fully vested when issued and have a term of 10 years.
Under the Omnibus Plan, the Company may grant up to 4.0 million shares of its Common Stock, plus any shares available for future awards under the EIP, EOEP, or NEDP plans, to the Company’s employees, including executive officers and independent contractors.  The Omnibus Plan permits the Company to grant equity awards in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance bonuses, performance units, non-employee director stock options and other equity-related awards.  These awards generally vest over a three-year period with a maximum term of 10 years.
In conjunction with the Acquisition, the Company assumed the Family Dollar Stores, Inc. 2006 Incentive Plan (the "2006 Plan"). The 2006 Plan permits the granting of a variety of compensatory award types, including stock options and performance share rights.
Restricted Stock
In connection with the Acquisition, unvested Family Dollar RSUs that were outstanding prior to the Acquisition were converted into unvested Dollar Tree RSUs with the same substantive terms and conditions as were applicable to the Family Dollar RSUs, in respect of a number of shares of common stock of the Company determined by multiplying the number of shares of Family Dollar RSUs by 1.0000 (the "Award Exchange Ratio"). The Company converted approximately 0.1 million unvested Family Dollar RSUs into unvested Dollar Tree RSUs and recognized $2.8 million of expense related to these RSUs in 2015.
The Company granted 0.3 million, 0.5 million and 0.5 million service-based RSUs, net of forfeitures in 2015, 2014 and 2013, respectively, from the Omnibus Plan to the Company’s employees and officers.  The fair value of all of these RSUs is being expensed ratably over the three-year vesting periods, or shorter periods based on the retirement eligibility of certain grantees.  The fair value was determined using the Company’s closing stock price on the date of grant.  The Company recognized $22.6 million, $22.2 million and $21.1 million of expense related to service-based RSUs during 2015, 2014 and 2013, respectively.  As of January 30, 2016, there was approximately $24.1 million of total unrecognized compensation expense related to these RSUs which is expected to be recognized over a weighted-average period of 22 months.
In 2015, the Company granted 0.1 million RSUs from the Omnibus Plan to certain officers of the Company, contingent on the Company meeting certain performance targets in 2015 and future service of these officers through March 2018.  The Company met these performance targets in fiscal 2015; therefore, the fair value of these RSUs of $11.3 million is being expensed over the service period or a shorter period based on the retirement eligibility of the grantee.  The Company recognized $8.7 million of expense related to these RSUs in 2015.  The fair value of these RSUs was determined using the Company’s closing stock price on the grant date.
In 2014, the Company granted 0.2 million RSUs from the Omnibus Plan to certain officers of the Company, contingent on the Company meeting certain performance targets in 2014 and future service of these officers through March 2017.  The Company met these performance targets in fiscal 2014; therefore, the fair value of these RSUs of $10.0 million is being expensed over the service period or a shorter period based on the retirement eligibility of the grantee.  The Company recognized $1.6 million and $6.7 million of expense related to these RSUs in 2015 and 2014, respectively.  The fair value of these RSUs was determined using the Company’s closing stock price on the grant date.
In 2013, the Company granted 0.2 million RSUs from the Omnibus Plan to certain officers of the Company, contingent on the Company meeting certain performance targets in 2013 and future service of these officers through March 2016.  The Company met these performance targets in fiscal 2013; therefore, the fair value of these RSUs of $9.9 million is being expensed over the service period or a shorter period based on the retirement eligibility of the grantee.  The Company recognized $0.9 million, $1.1 million and $6.5 million of expense related to these RSUs in 2015, 2014 and 2013, respectively.  The fair value of these RSUs was determined using the Company’s closing stock price on the grant date.
In 2015, the Company granted RSUs with an estimated fair value of $2.3 million from the Omnibus Plan to certain officers of the Company. Each officer has the opportunity to earn an amount between zero percent (0%) and two hundred percent (200%) of the individual target award contingent on the Company meeting certain performance targets for the period beginning on February 1, 2015 and ending on February 3, 2018. Providing the vesting conditions are satisfied, the awards will vest at the end of the performance period. The estimated fair value of these RSUs is being expensed over the performance period or a shorter period based on the retirement eligibility of the grantee. The Company recognized $1.4 million of expense related to these RSUs in 2015. The estimated fair value of these RSUs was determined using the Company's closing stock price on the grant date.
In 2014, the Company granted RSUs with an estimated fair value of $2.0 million from the Omnibus Plan to certain officers of the Company. Each officer has the opportunity to earn an amount between zero percent (0%) and two hundred percent (200%) of the individual target award contingent on the Company meeting certain performance targets for the period beginning on February 2, 2014 and ending on January 28, 2017. Providing the vesting conditions are satisfied, the awards will vest at the end of the performance period. The estimated fair value of these RSUs is being expensed over the performance period or a shorter period based on the retirement eligibility of the grantee. The Company recognized $0.4 million and $1.0 million of expense related to these RSUs in 2015 and 2014, respectively. The estimated fair value of these RSUs was determined using the Company's closing stock price on the grant date.
In 2013, the Company granted RSUs ("2013 Grants") with an estimated fair value of $1.7 million from the Omnibus Plan to certain officers of the Company. Each officer had the opportunity to earn an amount between zero percent (0%) and two hundred percent (200%) of the individual target award contingent on the Company meeting certain performance targets for the period beginning on February 3, 2013 and ending on January 30, 2016 ("2013 Goal"). The estimated fair value was being expensed over the performance period or a shorter period based on the retirement eligibility of the grantee. The Company recognized $0.4 million and $1.0 million of expense related to these RSUs in 2014 and 2013, respectively. The estimated fair value of these RSUs was determined using the Company's closing stock price on the grant date. However, because the Acquisition was not yet contemplated as of the grant date, the 2013 Goal did not exclude costs related to the Acquisition or any income that may be attributable to Family Dollar during the performance period. In 2015, the Company concluded that maintaining the 2013 Grants in their original form would undermine the Company's goals and create skewed incentives for the grantees.
Because amending the 2013 Goal would have jeopardized deductibility of the awards under Section 162(m) of the Internal Revenue Service Code, in 2015 the Compensation Committee of the Board of Directors canceled the 2013 Grants and approved new awards ("2015 Supplemental Grants"), with a fair value of $2.2 million and a new operating income goal for the one-year period ending January 30, 2016 ("2015 Supplemental Goal"). The 2015 Supplemental Goal equals the amount remaining in the final year of the 2013 Goal, giving credit for actual Company performance utilizing an operating income definition that excludes both costs related to the Acquisition and income from Family Dollar. As such, the 2015 Supplemental Grants exactly replicate the incentive structure of the 2013 Grants had those awards excluded the effect of the then-unknown and unforeseeable Acquisition when they were granted. The Company recognized a $1.2 million reduction of expense related to the 2013 Grants cancellation and $2.4 million of expense related to the 2015 Supplemental Grants in 2015.
In 2012, the Company granted 0.2 million RSUs with a fair value of $10.0 million from the Omnibus Plan to the Chief Executive Officer of the Company, contingent on the Company meeting certain performance targets for the period beginning July 29, 2012 and ending on August 3, 2013 and the grantee completing a five-year service requirement. The fair value of these RSUs is being expensed ratably over the five-year vesting period. The Company recognized $2.0 million, $2.0 million and $2.0 million of expense related to these RSUs in 2015, 2014 and 2013, respectively. The fair value of these RSUs was determined using the Company's closing stock price on the grant date.
In 2015, the Company granted 0.1 million service-based RSUs with a fair value of $7.9 million from the Omnibus Plan. The estimated fair value of these RSUs is being expensed ratably over the three-year vesting period. The Company recognized $1.0 million of expense related to these RSUs in 2015.
On March 18, 2016, the Company granted approximately 0.1 million RSUs with a fair value of $5.0 million from the Omnibus Plan to the President of the Company, contingent on the Company meeting certain performance targets for the period beginning January 31, 2016 and ending on February 2, 2019 and the grantee completing a five-year service requirement. The fair value of these RSUs will be expensed ratably over the five-year vesting period. The fair value of these RSUs was determined using the Company's closing stock price on the date of the grant.
The following table summarizes the status of RSUs as of January 30, 2016, and changes during the year then ended:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 31, 2015	1,583,280	$48.48
Outstanding Family Dollar RSUs converted in connection with the Acquisition	132,896	80.08
Granted	648,211	80.67
Vested	(727,518)	50.61
Forfeited	(67,448)	69.10
Nonvested at January 30, 2016	1,569,421	$63.24

In connection with the vesting of RSUs in 2015, 2014 and 2013, certain employees elected to receive shares net of minimum statutory tax withholding amounts which totaled $21.6 million, $15.8 million and $18.6 million, respectively.  The total fair value of the restricted shares vested during the years ended January 30, 2016, January 31, 2015 and February 1, 2014 was $36.8 million, $31.8 million and $29.7 million, respectively.
Stock Options
Stock options granted under the Omnibus Plan in 2015, 2014 and 2013 were to directors under the Director Deferred Compensation Plan, vest immediately and are expensed on the grant date.
In connection with the Acquisition, options to purchase Family Dollar common stock ("Family Dollar Options") that were outstanding prior to the Acquisition were converted into options to purchase, on the same substantive terms and conditions as were applicable to Family Dollar Options, a number of shares of common stock of the Company determined by multiplying the number of shares of Family Dollar common stock subject to such Family Dollar Options by 1.0000 (the "Award Exchange Ratio"), at an exercise price per share equal to the per share exercise price for the shares of Family Dollar common stock otherwise purchasable pursuant to the Family Dollar Options divided by the Award Exchange Ratio. The Company converted approximately 1.5 million Family Dollar Options into options to purchase Dollar Tree common stock or into unvested options to purchase Dollar Tree common stock and recognized $6.2 million of expense related to these options in 2015. Stock options are valued using the Black-Scholes option-pricing model and compensation expense is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period.
The fair value of each option grant was estimated on the Acquisition date using the Black-Scholes option-pricing model. The expected term of the awards granted is based on an analysis of historical and expected future exercise behavior. Expected volatility is derived from an analysis of the historical volatility of the Company’s publicly traded stock. The risk free rate is based on the U.S. Treasury rates on the Acquisition date with maturity dates approximating the expected life of the option on the Acquisition date. The weighted average assumptions used in the Black-Scholes option pricing model for converted awards in 2015 are as follows.

Fiscal 2015
Expected term in years	2.03
Expected volatility	20.77%
Annual dividend yield	—%
Risk free interest rate	0.60%
Weighted-average fair value of
options granted during the period	$23.15

Amounts for options granted in 2015, 2014 and 2013 are immaterial.
The following tables summarize information about options outstanding at January 30, 2016 and changes during the year then ended.

Stock Option Activity
	January 30, 2016
		Weighted
		Average	Weighted	Aggregate
		Per Share	Average	Intrinsic
		Exercise	Remaining	Value (in
	Shares	Price	Term	millions)
Outstanding, beginning of period	491,233	$15.29
Outstanding Family Dollar options converted
in connection with the Acquisition	1,437,530	67.87
Granted	9,158	76.10
Exercised	(298,114)	29.39
Forfeited	(89,808)	72.12
Outstanding, end of period	1,549,999	$58.41	2.0	$35.5
Options vested
at January 30, 2016	1,036,765	$51.50	1.7	$30.9
Options exercisable at end of period	1,036,765	$51.50	1.7	$30.9

		Options Outstanding		Options Exercisable
	Options			Options
Range of	Outstanding	Weighted Avg.	Weighted Avg.	Exercisable	Weighted Avg.
Exercise	at January 30,	Remaining	Exercise	at January 30,	Exercise
Prices	2016	Contractual Life	Price	2016	Price
$8.64 to $13.90	205,519	1.8	$10.72	205,519	$10.72
$13.91 to $48.30	75,908	4.9	26.02	75,908	26.02
$48.31 to $58.97	213,104	2.7	52.06	206,436	51.89
$58.98 to $68.92	679,606	1.3	68.27	432,344	68.38
$68.93 to $81.30	375,862	2.7	76.80	116,558	76.64
$8.64 to $81.30	1,549,999	2.0	$58.41	1,036,765	$51.50

The intrinsic value of options exercised during 2015, 2014 and 2013 was approximately $13.2 million, $3.7 million and $5.6 million, respectively.
Employee Stock Purchase Plan
Under the Dollar Tree, Inc. Employee Stock Purchase Plan (ESPP), the Company is authorized to issue up to 8,707,692 shares of Common Stock to eligible employees.  Under the terms of the ESPP, employees can choose to have up to 10% of their annual base earnings withheld to purchase the Company's common stock.  The purchase price of the stock is 85% of the lower of the price at the beginning or the end of the quarterly offering period.  Under the ESPP, the Company has sold 4,871,632 shares as of January 30, 2016.
The fair value of the employees' purchase rights is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Expected term	3 months	3 months	3 months
Expected volatility	13.2%	8.8%	11.6%
Annual dividend yield	—%	—%	—%
Risk free interest rate	0.2%	—%	—%

The weighted average per share fair value of purchase rights granted in 2015, 2014 and 2013 was $11.65, $8.17 and $8.26, respectively.  Total expense recognized for these purchase rights was $1.0 million, $0.8 million and $1.0 million in 2015, 2014 and 2013, respectively.